Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	21,000,000
Proposed Maximum Offering Price per Unit	7.86
Maximum Aggregate Offering Price	$ 165,060,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,794.79
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the registrant's common stock, par value $0.10 per share (the "Common Stock"), that become issuable under The Wendy's Company 2020 Omnibus Award Plan, as amended by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) The proposed maximum offering price per unit was estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $7.86 per share, which is the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on May 18, 2026.